Acquisition of Hebei Ningjin Songgong	12 Months Ended
Dec. 31, 2013
Acquisition of Hebei Ningjin Songgong
Acquisition of Hebei Ningjin Songgong

3.              Acquisition of Hebei Ningjin Songgong

M.SETEK Co., Ltd (“M.SETEK”), one of the largest suppliers located in Japan, failed to make majority of scheduled delivery since March 2011 after a magnitude-9 earthquake struck Japan and triggered a tsunami affecting vast areas in Japan. Although the production capacity of M.SETEK has returned to normal since November 2011, the Group elected to claim the outstanding prepayment from M.SETEK pursuant to the contract. In order to settle the prepayments, the Group reached a settlement agreement with M.SETEK on March 8, 2012 that M.SETEK used its dividend distribution from Hebei Ningjing Songgong, its 65%-owned subsidiary located in PRC, to repay part of the prepayments amounting to RMB 69,500, and also transfer its 65% equity interests in Hebei Ningjin Songgong at fair value amount of RMB 247,000 (“equity interest transfer price”) to the Group. For the remaining portion of the prepayment of RMB 128,687, M.SETEK will deliver polysilicon at market price to the Group until the prepayment is fully utilized. Hebei Ningjin Songgong is a private company which is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. Hebei Ningjin Songgong is primarily engaged in production of solar-grade monocrystalline silicon ingot.

The share transfer agreement was formally signed on July 23, 2012 and the transaction was subject to approval by relevant government. Considering a continued decrease in selling price of solar products and recession of solar industry, the Group determined an impairment analysis is required in the year ended December 31, 2012. The Group estimated the fair value of the to be received equity interest of Hebei Ningjing Songgong as of December 31, 2012, based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates.  As a result, in the year ended December 31, 2012, an impairment provision of RMB 96,517 was provided against prepayment made to M. SETEK, as the fair value of the equity interest in Hebei Ningjin Songgong based on discounted future cash flows analysis exceeds the equity interest transfer price, which was based on the fair value of equity interest in Hebei Ningjing Songgong at the time of settlement in March 2012.

On January 29, 2013, M.SETEK transferred its 65% equity interest in Hebei Ningjin Songgong to the Group upon obtaining relevant government approval for a total consideration of RMB 150,483. The group started consolidating Hebei Ningjing Songgong effective February 1, 2013 and recognized the non-controlling interest related to the transaction.

Purchase price allocation

The total purchase price was allocated to Hebei Ningjin Songgong’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Hebei Ningjin Songgong’s business.

As of January 31, 2013(1)
RMB
Assets acquired:
Cash and cash equivalents	45,109
Accounts receivable	138,516
Short term prepayment	18,221
Inventory	75,473
Other current assets	34,702
Long term prepayment	18,826
Property, plant and equipment, net (2)	69,785
Total assets acquired	400,632
Liabilities
Short-term borrowings	24,100
Accounts payable	45,822
Other payables	57,376
Payroll and welfare payable	41,244
Accrued expenses	578
Total liabilities assumed	169,120
Total fair value of net assets	231,512
Less: Non-controlling interest	81,029
Fair value of purchase consideration	150,483

(1) The acquisition was completed on January 29, 2013. Considering the nominal financial impact of the two days from January 30 to January 31, 2013, we used January 31, 2013 as the acquisition date and the fair value assessment was made based on the financial information as of January 31, 2013.

(2) The fair value of property, plant and equipment was recognized and measured at fair value using discounted future cash flow method.  Accumulated depreciation was not carried forward.

Hebei Ningjin Songgong contributed net revenues of RMB 158,179 and net loss of RMB 5,178 from February 1, through December 31, 2013. The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2012 and 2013, as if the acquisition of Hebei Ningjin Songgong had occurred on January 1, 2012, and after giving effect to acquisition accounting adjustments.

	Year ended	Year ended
	December 31, 2012	December 31, 2013
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	6,845,610	7,197,985
Pro forma net loss	(1,727,001)	(425,155)
Pro forma loss attributable to holders of common shares	(1,687,720)	(428,005)
Pro forma loss per share:
Basic	(8.66)	(2.13)
Diluted	(8.66)	(2.13)
Weighted average number of shares used in computation:
Basic	194,788,429	201,317,884
Diluted	194,788,429	201,317,884

The unaudited pro forma consolidated results of operations is for illustrative purpose only and do not purport to be indicative of the results that would have been achieved if the above acquisition had actually taken place on January 1, 2012, and may not be indicative of future operating results. The unaudited pro forma net loss includes RMB 17,236 and RMB 17,236 for the reduction of depreciation expenses of property, plant and equipment the years ended December 31, 2012 and 2013, respectively.